Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Assets under development	$ 217.3	$ 199.7